Accounts receivable - Schedule of other receivables (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Oct. 31, 2022
Disclosure of provision matrix [line items]
Accounts receivable	$ 4.3		$ 1.5
Non-trade receivables	3.5		2.1
Current receivables from taxes other than income tax	4.1		3.7
Other Current Accrued Receivables	2.4		2.0
Other receivables	10.0		7.8
Current
Disclosure of provision matrix [line items]
Accounts receivable	3.3		0.3
1-30 days
Disclosure of provision matrix [line items]
Accounts receivable	0.5		0.6
31-60 days
Disclosure of provision matrix [line items]
Accounts receivable	0.0		0.3
61-90 days
Disclosure of provision matrix [line items]
Accounts receivable	0.3		0.1
91 days and over
Disclosure of provision matrix [line items]
Accounts receivable	$ 0.2		$ 0.2
Customer A
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	10.30%	36.90%
Customer B
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	62.10%	56.10%
Customer C
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	26.20%	0.00%